Trade and other payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Payables to factoring companies in relation to the derecognition of Eni's tax credits	€ 1,322	€ 1,129
Payroll payables	260	268
Payables for social security contributions	124	120
Trade and other payables	20,261	22,092
Euro
Trade and other payables
Trade and other payables	10,937	11,487
US Dollars
Trade and other payables
Trade and other payables	8,994	€ 10,047
Global Gas & LNG Portfolio
Trade and other payables
Increase (decrease) in trade payables	(1,269)
Global Gas & LNG Portfolio and Power
Trade and other payables
Increase (decrease) in trade payables	(1,929)
Enilive
Trade and other payables
Increase (decrease) in trade payables	€ 374